VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.6%
Banks: 9.9%
6,578,973	Sberbank of Russia PJSC (ADR) #	$93,312,219
17,882,032	VTB Bank OJSC Reg S (GDR) #	23,141,424
		116,453,643
Diversified Financials: 1.9%
15,442,348	Moscow Exchange MICEX-RTS PJSC #	22,548,212
Energy: 37.1%
13,475,701	Gazprom PJSC (ADR) #	92,890,123
998,958	Lukoil PJSC (ADR) #	82,516,216
360,594	Novatek PJSC Reg S (GDR) #	73,055,803
9,474,308	Rosneft Oil Co. PJSC Reg S (GDR) #	60,702,839
9,973,054	Surgutneftegas OJSC (ADR) #	53,399,760
1,143,813	Tatneft PJSC (ADR) #	72,563,721
		435,128,462
Food & Staples Retailing: 8.2%
3,924,976	Magnit OAO Reg S (GDR) #	51,243,317
1,280,215	X5 Retail Group NV Reg S (GDR) #	44,765,302
		96,008,619
Materials: 24.4%
28,791,354	Alrosa PJSC #	33,060,837
6,009,367	Evraz Plc (GBP) #	34,664,702
2,710,631	MMC Norilsk Nickel PJSC (ADR) #	69,353,503
1,309,047	Novolipetsk Steel PJSC Reg S (GDR) #	28,427,676
1,384,635	PhosAgro OAO Reg S (GDR) #	17,682,134
2,433,224	Polymetal International Plc (GBP) #	34,251,505
644,299	Polyus PJSC Reg S (GDR) #	37,272,492
2,215,330	Severstal PJSC Reg S (GDR)	31,789,985
		286,502,834
Media & Entertainment: 6.5%
1,199,111	Mail.ru Group Ltd. Reg S (GDR) * #	25,068,502
1,439,102	Yandex NV (USD) *	50,382,961
		75,451,463
Telecommunication Services: 6.2%
5,055,032	Mobile TeleSystems OJSC (ADR)	40,945,759
2,023,056	Rostelecom PJSC (ADR) #	14,830,036
7,068,185	VEON Ltd. (ADR)	16,963,644
		72,739,439
Utilities: 2.4%
408,136,410	Inter Rao Ues PJSC #	28,241,417
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	56,108
		28,297,525
Total Common Stocks (Cost: $1,267,372,230)		1,133,130,197
PREFERRED STOCK: 3.5% (Cost: $49,530,379)
Energy: 3.5%
17,878	AK Transneft OAO, 7.11% #	41,256,807
Total Investments: 100.1% (Cost: $1,316,902,609)		1,174,387,004
Liabilities in excess of other assets: (0.1)%		(1,669,447)
NET ASSETS: 100.0%		$1,172,717,557

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,034,304,655 which represents 88.2% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	12.6%	$148,190,902
Consumer Staples	8.2	96,008,619
Energy	40.6	476,385,269
Financials	11.8	139,001,855
Materials	24.4	286,502,834
Utilities	2.4	28,297,525
	100.0%	$1,174,387,004